EMPLOYEES' RETIREMENT PLANS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Retirement Benefits [Abstract]
Pension contributions	$ 424,401	$ 427,420
Employer contributions	$ 59,434	$ 61,588
Minimum contribution rate	9.10%